BASIS OF PREPARATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2016 USD ($)	Dec. 31, 2017 vessel
Property, Plant and Equipment [Line Items]
Percent of voting control		50.00%
Drydocking expense reimbursement period (in years)		5 years
Number of vessels | vessel		1
Assets Held under Capital Leases
Property, Plant and Equipment [Line Items]
Vessel estimated useful life (in years)		40 years
Golar Tundra | Golar
Property, Plant and Equipment [Line Items]
Purchase consideration | $	$ 330.0